Income tax benefit (expense) - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current period	$ (4,889)	$ (1,736)	$ (206)
Changes related to prior years	7	57	436
Total current tax	(4,881)	(1,680)	230
Deferred tax
Recognition of unused tax losses/(use of tax losses)	(1,146)	(137)	201
Other	18	(987)	(4)
Total deferred tax	(1,128)	(1,124)	197
Total tax benefit/(expense)	$ (6,009)	$ (2,804)	$ 427